Accrued Expenses	12 Months Ended
Dec. 31, 2013
ACCRUED EXPENSE [Abstract]
ACCRUED EXPENSE
NOTE 10: ACCRUED EXPENSES
Accrued expenses consist of the following:
	December 31, 2013	December 31, 2012
Payroll	$ 9,954	$ 10,408
Accrued interest	21,081	22,714
Accrued voyage expenses	8,717	16,709
Accrued running costs	13,270	10,879
Provision for losses on voyages in progress	801	4,974
Audit fees and related services	1,066	565
Accrued taxes	5,175	5,929
Professional fees	934	961
Other accrued expenses	3,201	2,542
Total accrued expenses	64,199	75,681

.